Stock-Based Compensation (Details Textual) - EOS ENERGY STORAGE, LLC [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock-Based Compensation (Textual)
Shares remain for future issuance	0	1,525,147	3,083,323
Stock-based compensation, description	Options vest generally over three to five years and have a term of five to ten years.
Right to receive one common unit	The Company's Restricted Units (RU) represent the right to receive one common unit, subject to vesting and transferability restrictions. As of September 30, 2020, 1,623,937 million RUs were issued and outstanding. The RUs were measured at their grant-date fair value of $0.33 per unit, and are fully vested as of September 30, 2020.
Additional options granted	26,825,000
Stock compensation expense	$ 270,000	$ 105,000	$ 137,000
Unrecognized stock compensation expense	$ 598,000	$ 365,000
Amortization period	4 years
Weighted average grant date fair value of options granted	$ 0.18	$ 0.07	$ 0.12